UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AKJ Asset Management, LLC
Address:    1180 Harker Avenue
            Palo Alto, CA  94301

Form 13F File Number:   28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth R. Bilodeau, Jr.
Title:      Manager
      Phone:      650-326-9090

                     Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.            Palo Alto, CA           July 13, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         $ 76,317 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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


NAME OF ISSUER                  TITLE       CUSIP     VALUE X1000 SHARES      INV.      OTHER MGR    VOTING AUTH
                                OF                                            DISC.
                                      CLASS
                                                                                                     SOLE    SHR    NONE
ABM Industries, Inc.              cs    00163T109             262       14500 sole      n/a                  n/a          14500
Automatic Data Proc               cs    053015103           2,251      63,509 sole      n/a                  n/a         63,509
Ameren Corp.                      cs    023608102             607      24,386 sole      n/a                  n/a         24,386
AFLAC Inc                         cs    001055102           1,295      41,664 sole      n/a                  n/a         41,664
Agrium Inc F                      cs    00896108              660      16,547 sole      n/a                  n/a         16,547
American Intl Group.              cs    026874107              69      59,068 sole      n/a                  n/a         59,068
Allied Cap Corp                   cs    01903Q108             331      95,009 sole      n/a                  n/a         95,009
Amerigas Partners                 oa    030975106             557      16,525 sole      n/a                  n/a         16,525
American Express                  cs    025816109             545      23,469 sole      n/a                  n/a         23,469
Bank America                      cs    060505104           1,668     126,340 sole      n/a                  n/a        126,340
Bristol Myers                     cs    110122108           1,625      80,032 sole      n/a                  n/a         80,032
CF Industries Holdng              cs    125269100             663       8,942 sole      n/a                  n/a          8,942
Cisco Systems                     cs    17275R102           2,655     142,344 sole      n/a                  n/a        142,344
Capitalsource Inc                 cs    14055X102             463      94,817 sole      n/a                  n/a         94,817
Dominion Res Inc VA               cs    25746U109             488      14,590 sole      n/a                  n/a         14,590
Diebold Incorporated              cs    253651103           1,452      55,100 sole      n/a                  n/a         55,100
Du Pont EI De Nemour              cs    263534109           1,424      55,575 sole      n/a                  n/a         55,575
Disney                            cs    254687106             801      34,350 sole      n/a                  n/a         34,350
Duke Power                        cs    26441C105             574      39,310 sole      n/a                  n/a         39,310
I Shares Dow Div                  ut    464287168           2,205      62,351 sole      n/a                  n/a         62,351
Consolidated Edison               cs    209115104           1,037      27,707 sole      n/a                  n/a         27,707
I Share Tr MSCI                   ut    464287465           1,441      31,460 sole      n/a                  n/a         31,460
Emerson Electric Co               cs    291011104             975      30,100 sole      n/a                  n/a         30,100
Fannie Mae                        cs    313586109              19      32,367 sole      n/a                  n/a         32,367
Nicor Inc.                        cs    654086107             698      20,171 sole      n/a                  n/a         20,171
General Electric                  cs    369604103           1,595     136,094 sole      n/a                  n/a        136,094
Great Plains Energy               cs    391164100           1,133      72,869 sole      n/a                  n/a         72,869
HCP Inc. REIT                     oa    421915109           1,631      76,958 sole      n/a                  n/a         76,958
Hospitality Pptys Tr              oa    44106M102             926      77,850 sole      n/a                  n/a         77,850
Intel                             cs    458140100           2,410     145,643 sole      n/a                  n/a        145,643
ISharesRussl1000Valu              cs    464287598             952      20,000 sole      n/a                  n/a         20,000
ISharesRussl 1000 Gr              cs    464287614           1,044      25,450 sole      n/a                  n/a         25,450
Johnson and Johnson               cs    478160104           1,242      21,873 sole      n/a                  n/a         21,873
JP Morgan Chase                   cs    46625H100           2,698      79,085 sole      n/a                  n/a         79,085
Kimberly Clark                    cs    494368103           1,548      29,531 sole      n/a                  n/a         29,531
Kinder Morgan Energy              oa    494550106           3,041      59,480 sole      n/a                  n/a         59,480
Kinder Morgan Mgmt                cs    49455U100             873      19,321 sole      n/a                  n/a         19,321
Coca-Cola Co.                     cs    191216100           2,485      51,786 sole      n/a                  n/a         51,786
Lincoln National                  cs    534187109             856      49,717 sole      n/a                  n/a         49,717
Herman Miller Inc                 cs    600544100             162      10,558 sole      n/a                  n/a         10,558
3M Company                        cs    88579Y101           2,409      40,082 sole      n/a                  n/a         40,082
Altria Group Inc                  cs    718154107             327      19,970 sole      n/a                  n/a         19,970
Nveen CA Mn Val Mf                cs    67062C107             220      26,132 sole      n/a                  n/a         26,132
Nucor Corp                        cs    670346105           2,788      62,750 sole      n/a                  n/a         62,750
Paccar                            cs    693718108             489      15,068 sole      n/a                  n/a         15,068
Precision Castparts               cs    740189105           3,779      51,749 sole      n/a                  n/a         51,749
Pfizer                            cs    717081103             342      22,819 sole      n/a                  n/a         22,819
Proctor and Gamble                cs    742718109           2,512      49,167 sole      n/a                  n/a         49,167
Progress Energy Inc               cs    743263105           1,335      35,300 sole      n/a                  n/a         35,300
Philip Morris Intnl               cs    718172109             801      18,370 sole      n/a                  n/a         18,370
Patient Portal Tech               cs    70322M105              23      51,600 sole      n/a                  n/a         51,600
Penn West Energy Tr               cs    707885109           2,069     162,567 sole      n/a                  n/a        162,567
The Southern Company              cs    842587107             686      22,005 sole      n/a                  n/a         22,005
Integrys Energy Grp.              cs    45822P105             255       8,514 sole      n/a                  n/a          8,514
Tyco Electronics                  cs    G91449105             421      22,659 sole      n/a                  n/a         22,659
Terra Industries Inc              cs    880915103             522      21,553 sole      n/a                  n/a         21,553
Tyco                              cs    902124106             589      22,659 sole      n/a                  n/a         22,659
Vulcan Materials Co.              cs    929160109             865      20,075 sole      n/a                  n/a         20,075
Vanguard Value ETF                ut    922908744           1,698      42,937 sole      n/a                  n/a         42,937
Vanguard Growth Idx               ut    922908736           1,298      29,925 sole      n/a                  n/a         29,925
Walgreen                          cs    931422109           2,405      81,816 sole      n/a                  n/a         81,816
Wells Fargo                       cs    949746101           2,371      97,720 sole      n/a                  n/a         97,720
Exxon Mobil Corp.                 cs    30231G102             752      10,762 sole      n/a                  n/a         10,762

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